Quarterly Report
May 31, 2023
MFS®  Diversified
Income Fund
DIF-Q1

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 43.7%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$920,000	$856,134
Boeing Co., 5.15%, 5/01/2030	731,000	725,003
Boeing Co., 5.805%, 5/01/2050	2,462,000	2,410,299
General Dynamics Corp., 3.625%, 4/01/2030	1,362,000	1,278,993
Raytheon Technologies Corp., 1.9%, 9/01/2031	1,540,000	1,236,809
Raytheon Technologies Corp., 2.375%, 3/15/2032	1,796,000	1,485,626
Raytheon Technologies Corp., 3.03%, 3/15/2052	1,272,000	878,018
		$8,870,882
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$667,000	$631,448
Tapestry, Inc., 3.05%, 3/15/2032	683,000	549,629
		$1,181,077
Asset-Backed & Securitized – 1.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.025%, 11/15/2054 (i)	$6,493,674	$346,126
ACREC 2021-FL1 Ltd., “A”, FLR, 6.261% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	1,091,500	1,073,908
ACREC 2023-FL2 LLC, “A”, FLR, 7.303% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	888,988	881,948
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.076% (LIBOR - 1mo. + 1.35%), 12/15/2035 (n)	765,500	748,917
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.605% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	998,500	959,763
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.807% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	484,000	472,623
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.564% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	908,681
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	519,273	515,635
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.619%, 2/15/2054 (i)	3,522,682	309,020
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.46%, 12/15/2055 (i)	4,287,954	165,570
BDS 2021-FL7 Ltd., “B”, FLR, 6.611% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	431,500	411,187
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	6,684,099	398,957
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)	6,503,176	311,249
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.264%, 7/15/2054 (i)	7,582,418	532,653
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)	6,962,076	334,977
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	511,760	478,601
CarMax Auto Owner Trust, 2023-2, “A1”, 5.508%, 5/15/2024	1,019,082	1,018,820
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.864%, 12/15/2072 (i)	9,380,441	396,305
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.777%, 4/15/2054 (i)	4,817,540	201,444
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 0.895%, 8/15/2055 (i)	7,974,061	491,342
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	1,008,000	985,353
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	900,000	896,952
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	538,481	535,505
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,338,162	1,334,631
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	500,000	487,169
KREF 2018-FT1 Ltd., “A”, FLR, 6.178% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	478,500	463,433
KREF 2018-FT1 Ltd., “AS”, FLR, 6.408% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	526,000	496,414
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	323,064	319,591
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	332,000	330,385
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	801,000	798,685
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.857% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	750,000	709,500
MF1 2020-FL4 Ltd., “A”, FLR, 6.881% (LIBOR - 1mo. + 1.7%), 11/15/2035 (a)(n)	1,040,613	1,030,282
MF1 2021-FL5 Ltd., “AS”, FLR, 6.381% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	985,000	953,602
MF1 2021-FL5 Ltd., “B”, FLR, 6.631% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,241,000	1,198,479
MF1 2022-FL8 Ltd., “A”, FLR, 6.273% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,430,921	1,399,537
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.83%, 12/15/2051 (i)	9,678,610	331,115
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)	2,691,053	178,930
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	520,099	519,939
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.729% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,293,253
PFP III 2021-7 Ltd., “AS”, FLR, 6.257% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,383,931	1,331,364
PFP III 2021-8 Ltd., “A”, FLR, 6.105% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	692,162	673,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-8 Ltd., “AS”, FLR, 6.355% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	$1,010,000	$954,434
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.138% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	463,464	453,647
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.338% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	350,381	341,429
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.638% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	109,000	106,307
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	199,251	198,935
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	93,564	93,351
Toyota Lease Owner Trust, 2023-A, “A1”, 5.388%, 4/22/2024 (n)	350,975	350,636
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	1,199,000	1,191,756
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.937%, 1/15/2052 (i)	5,178,658	203,112
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	850,000	846,956
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.722% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	187,000	186,889
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.731% (SOFR - 1mo. + 0.85%), 3/15/2027	1,350,000	1,348,708
		$33,501,151
Automotive – 0.1%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$851,000	$887,537
LKQ Corp., 5.75%, 6/15/2028 (n)	893,000	888,405
		$1,775,942
Broadcasting – 0.5%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$1,594,000	$1,006,295
Discovery Communications LLC, 3.625%, 5/15/2030	2,384,000	2,069,301
Discovery Communications LLC, 4%, 9/15/2055	1,082,000	687,119
Prosus N.V., 4.193%, 1/19/2032 (n)	881,000	726,076
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	695,424
Prosus N.V., 3.832%, 2/08/2051 (n)	1,016,000	598,618
Walt Disney Co., 3.35%, 3/24/2025	2,391,000	2,332,741
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	1,769,589
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,059,228
Warnermedia Holdings, Inc., 5.391%, 3/15/2062	882,000	686,083
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	2,105,000	1,839,015
		$13,469,489
Brokerage & Asset Managers – 0.2%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$1,462,000	$1,155,325
Charles Schwab Corp., 1.95%, 12/01/2031	766,000	581,046
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	303,000	235,014
Intercontinental Exchange, Inc., 5.2%, 6/15/2062	622,000	616,437
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,043,000	967,097
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,216,000	1,057,072
National Securities Clearing Corp., 5.15%, 5/30/2025 (n)	520,000	521,316
		$5,133,307
Building – 0.1%
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)	$956,000	$959,537
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	916,000	779,694
Vulcan Materials Co., 3.5%, 6/01/2030	1,023,000	923,738
Vulcan Materials Co., 4.5%, 6/15/2047	325,000	278,304
		$2,941,273
Business Services – 0.4%
Equifax, Inc., 3.1%, 5/15/2030	$1,406,000	$1,213,523
Equifax, Inc., 2.35%, 9/15/2031	1,098,000	875,310
Equinix, Inc., 2.5%, 5/15/2031	2,649,000	2,160,707
Fiserv, Inc., 4.4%, 7/01/2049	1,953,000	1,613,762
Mastercard, Inc., 3.85%, 3/26/2050	1,013,000	862,872
Visa, Inc., 2.05%, 4/15/2030	1,889,000	1,632,022
Visa, Inc., 2.7%, 4/15/2040	1,339,000	1,029,114

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 2%, 8/15/2050		$1,791,000	$1,093,541
			$10,480,851
Cable TV – 0.2%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,326,000	$1,090,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		1,092,000	1,056,641
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		1,236,000	985,951
Comcast Corp., 3.75%, 4/01/2040		978,000	817,075
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		570,000	545,769
United Group B.V., 4.625%, 8/15/2028 (n)	EUR	367,000	311,326
			$4,807,662
Chemicals – 0.1%
Nutrien Ltd., 4.9%, 3/27/2028		$815,000	$807,893
RPM International, Inc., 4.55%, 3/01/2029		1,380,000	1,303,777
RPM International, Inc., 4.25%, 1/15/2048		110,000	83,582
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)		960,000	919,267
			$3,114,519
Computer Software – 0.4%
Cisco Systems, Inc., 5.5%, 1/15/2040		$745,000	$785,139
Microsoft Corp., 2.525%, 6/01/2050		7,093,000	4,882,471
Oracle Corp., 5.55%, 2/06/2053		1,130,000	1,055,238
VeriSign, Inc., 4.75%, 7/15/2027		2,180,000	2,145,894
			$8,868,742
Computer Software - Systems – 0.3%
Apple, Inc., 2.05%, 9/11/2026		$2,272,000	$2,120,163
Apple, Inc., 1.7%, 8/05/2031		3,997,000	3,323,722
Apple, Inc., 2.65%, 5/11/2050		2,850,000	1,960,628
			$7,404,513
Conglomerates – 0.4%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,187,000	$1,055,512
nVent Finance S.à r.l., 5.65%, 5/15/2033		1,255,000	1,230,220
Otis Worldwide Corp., 2.565%, 2/15/2030		101,000	87,345
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,114,000	1,100,897
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		955,000	952,753
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)		1,392,000	1,376,793
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		3,268,000	3,180,188
			$8,983,708
Construction – 0.0%
Seazen Group Ltd., 4.45%, 7/13/2025		$1,614,000	$702,090
Consumer Products – 0.2%
Hasbro, Inc., 3.9%, 11/19/2029		$1,181,000	$1,077,698
Kenvue, Inc., 5.1%, 3/22/2043 (n)		1,017,000	1,023,600
Kenvue, Inc., 5.05%, 3/22/2053 (n)		960,000	966,347
Mattel, Inc., 3.75%, 4/01/2029 (n)		1,163,000	1,014,236
			$4,081,881
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,755,000	$1,674,149
Booking Holdings, Inc., 4.625%, 4/13/2030		876,000	870,600
Conservation Fund, 3.474%, 12/15/2029		1,031,000	885,860
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,194,417
Meituan, 3.05%, 10/28/2030		1,024,000	809,453
			$5,434,479

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.1%
Berry Global, Inc., 5.5%, 4/15/2028 (n)		$908,000	$898,033
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		2,000,000	1,681,178
			$2,579,211
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$1,769,000	$1,647,824
Electronics – 0.2%
Broadcom, Inc., 3.187%, 11/15/2036 (n)		$1,074,000	$803,699
Intel Corp., 5.7%, 2/10/2053		793,000	783,364
Lam Research Corp., 1.9%, 6/15/2030		988,000	827,576
Lam Research Corp., 4.875%, 3/15/2049		795,000	758,931
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042		767,000	527,540
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		1,259,000	1,274,383
			$4,975,493
Emerging Market Quasi-Sovereign – 3.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$803,863
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,145,071
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)		530,000	398,560
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	261,976
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,137,407
Banco do Brasil S.A. (Cayman Branch), 6.25%, 4/18/2030 (n)		826,000	821,416
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,040,305
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,054,000	913,971
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT - 1yr. + 2.75%) to 9/28/2030		$753,000	706,849
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		932,000	832,538
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,391,000	1,060,707
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070		1,464,000	1,451,339
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		1,263,000	1,084,341
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,346,730
Empresa Nacional del Petroleo, 5.25%, 11/06/2029		624,000	608,400
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		1,391,000	1,154,009
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	794,680
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	669,744
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		3,186,000	3,045,580
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,294,000	1,168,146
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		845,000	771,181
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,173,730
Export-Import Bank of Korea, 4.5%, 9/15/2032		631,000	625,018
Export-Import Bank of Korea, 5.125%, 1/11/2033		437,000	455,122
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		594,000	574,310
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		1,496,000	1,190,895
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		1,673,000	1,053,345
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		2,640,000	2,205,182
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,553,000	1,405,465
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		1,039,000	777,238
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		1,109,000	850,488
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		3,964,000	3,230,660
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	791,870
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		299,000	297,816
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026 (a)(z)		3,111,000	746,640
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		957,000	863,214
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		1,101,000	986,150
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)		905,000	153,850
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		1,263,000	1,152,442
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		2,245,000	1,617,971
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		1,210,000	1,167,892

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Pertamina PT, 5.625%, 5/20/2043		$957,000	$904,370
Petroleos Mexicanos, 6.84%, 1/23/2030		1,186,000	924,651
Petroleos Mexicanos, 10%, 2/07/2033 (n)		2,302,000	2,064,710
Petroleos Mexicanos, 6.75%, 9/21/2047		3,572,000	2,155,846
Petroleos Mexicanos, 7.69%, 1/23/2050		3,942,000	2,554,972
Petroleos Mexicanos, 6.95%, 1/28/2060		3,229,000	1,927,946
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061		1,343,000	959,654
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		1,228,000	1,105,575
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026		1,838,000	1,682,689
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		1,564,000	1,464,107
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		1,473,000	1,311,481
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,883,000	1,668,809
Qatar Petroleum, 2.25%, 7/12/2031 (n)		1,397,000	1,177,084
Qatar Petroleum, 3.125%, 7/12/2041 (n)		1,997,000	1,505,642
Qatar Petroleum, 3.3%, 7/12/2051 (n)		1,053,000	755,970
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,047,147
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		1,175,000	1,175,157
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		3,601,000	2,371,619
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,530,000	1,561,864
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		3,263,000	3,354,886
State Savings Bank of Ukraine PJSC, 9.625%, 3/20/2025		426,400	351,780
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		997,920	805,754
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 9.5%, 8/01/2026 (n)		752,000	720,529
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	991,766
			$78,080,119
Emerging Market Sovereign – 6.6%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$1,396,000	$857,842
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		1,492,000	727,469
Arab Republic of Egypt, 7.903%, 2/21/2048		1,356,000	661,158
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		1,302,000	669,772
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	768,722
Czech Republic, 5%, 9/30/2030	CZK	11,550,000	531,582
Czech Republic, 2%, 10/13/2033		20,180,000	718,560
Dominican Republic, 6%, 7/19/2028 (n)		$1,663,000	1,603,177
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,589,744
Dominican Republic, 7.05%, 2/03/2031 (n)		764,000	758,025
Dominican Republic, 4.875%, 9/23/2032 (n)		1,192,000	999,778
Dominican Republic, 6%, 2/22/2033 (n)		2,048,000	1,865,295
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	775,519
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	1,689,282
Dominican Republic, 5.875%, 1/30/2060		2,407,000	1,781,815
Emirate of Sharjah, 6.5%, 11/23/2032 (n)		518,000	527,110
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,172,885
Federal Republic of Nigeria, 7.875%, 2/16/2032		2,090,000	1,637,390
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,259,000	923,842
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	668,610
Federal Republic of Nigeria, 7.625%, 11/28/2047		843,000	551,339
Federative Republic of Brazil, 10%, 1/01/2027	BRL	4,632,000	888,403
Federative Republic of Brazil, 6%, 10/20/2033		$1,003,000	983,385
Federative Republic of Brazil, 4.75%, 1/14/2050		1,053,000	761,686
Government of Ukraine, 7.75%, 9/01/2028 (a)		1,262,000	241,200
Government of Ukraine, 6.876%, 5/21/2031 (a)		598,000	106,257
Government of Ukraine, 4.375%, 1/27/2032 (a)	EUR	1,074,000	204,703
Government of Ukraine, 7.253%, (7.253% cash or 7.253% PIK) 3/15/2035 (a)(p)		$3,089,000	568,183
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041 (a)		2,068,000	591,706
Hashemite Kingdom of Jordan, 7.5%, 1/13/2029 (n)		687,000	677,381
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		1,642,000	1,467,537
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		3,663,000	3,054,026

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)		$1,550,000	$585,125
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	518,868
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		881,000	891,153
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		2,760,000	2,810,370
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		603,000	607,255
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		2,723,000	2,372,256
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		3,863,000	3,390,092
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		1,032,000	990,720
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		2,103,000	1,458,750
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		872,000	800,060
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	89,988,000	2,094,228
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$1,729,000	1,888,713
Oriental Republic of Uruguay, 4.975%, 4/20/2055		1,300,000	1,248,962
Republic of Angola, 8.75%, 4/14/2032 (n)		1,396,000	1,170,532
Republic of Angola, 9.375%, 5/08/2048		2,905,000	2,226,276
Republic of Angola, 9.125%, 11/26/2049		3,425,000	2,550,844
Republic of Argentina, 3.875%, 1/09/2038		3,155,000	907,366
Republic of Argentina, 3.5%, 7/09/2041		11,085,000	2,853,246
Republic of Cameroon, 5.95%, 7/07/2032	EUR	1,136,000	824,854
Republic of Chile, 2.55%, 1/27/2032		$997,000	855,520
Republic of Chile, 3.86%, 6/21/2047		1,166,000	933,407
Republic of Chile, 4%, 1/31/2052		2,111,000	1,687,874
Republic of Colombia, 8%, 4/20/2033		1,186,000	1,191,050
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,734,000	1,750,906
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	948,480
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,386,000	1,118,677
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		1,164,000	903,918
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	435,943
Republic of Gabon, 7%, 11/24/2031 (n)		$1,694,000	1,326,741
Republic of Ghana, 7.75%, 4/07/2029 (a)(n)		982,000	392,800
Republic of Ghana, 7.875%, 2/11/2035 (a)(n)		2,325,000	930,372
Republic of Guatemala, 3.7%, 10/07/2033 (n)		1,018,000	816,903
Republic of Guatemala, 4.65%, 10/07/2041 (n)		808,000	634,259
Republic of Guatemala, 6.125%, 6/01/2050		1,673,000	1,508,428
Republic of Hungary, 6.25%, 9/22/2032 (n)		1,389,000	1,411,571
Republic of Hungary, 2.25%, 4/20/2033	HUF	627,180,000	1,153,613
Republic of Hungary, 5.5%, 6/16/2034 (n)		$2,223,000	2,120,911
Republic of Hungary, 6.75%, 9/25/2052 (n)		1,056,000	1,065,050
Republic of Indonesia, 1.1%, 3/12/2033	EUR	1,082,000	854,083
Republic of Indonesia, 5.125%, 1/15/2045		$816,000	795,600
Republic of Indonesia, 4.35%, 1/11/2048		2,767,000	2,414,207
Republic of Indonesia, 5.45%, 9/20/2052		644,000	651,573
Republic of Indonesia, 5.65%, 1/11/2053		833,000	865,290
Republic of Kazakhstan, 6.5%, 7/21/2045		1,362,000	1,407,861
Republic of Kenya, 8%, 5/22/2032		2,864,000	2,302,358
Republic of Panama, 6.4%, 2/14/2035		1,962,000	2,050,978
Republic of Panama, 6.853%, 3/28/2054		835,000	855,811
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	938,352
Republic of Paraguay, 5.4%, 3/30/2050 (n)		3,361,000	2,814,165
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	913,494
Republic of Peru, 2.783%, 1/23/2031		708,000	603,481
Republic of Peru, 6.95%, 8/12/2031	PEN	4,851,000	1,317,003
Republic of Peru, 1.862%, 12/01/2032		$545,000	412,367
Republic of Peru, 7.3%, 8/12/2033	PEN	2,074,000	563,553
Republic of Philippines, 5.609%, 4/13/2033		$701,000	749,186
Republic of Philippines, 5%, 7/17/2033		1,231,000	1,257,143
Republic of Philippines, 5.5%, 1/17/2048		840,000	869,454
Republic of Poland, 5.75%, 11/16/2032		1,038,000	1,101,355
Republic of Poland, 4.875%, 10/04/2033		828,000	824,900

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Poland, 5.5%, 4/04/2053		$677,000	$680,046
Republic of Romania, 6.625%, 2/17/2028 (n)		1,032,000	1,057,259
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	1,556,000	1,243,887
Republic of Romania, 2.124%, 7/16/2031		1,547,000	1,228,781
Republic of Romania, 2%, 1/28/2032 (n)		1,241,000	952,431
Republic of Romania, 2%, 1/28/2032		1,150,000	882,591
Republic of Romania, 7.125%, 1/17/2033 (n)		$1,186,000	1,249,000
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	602,000	378,011
Republic of Romania, 2.75%, 4/14/2041 (n)		611,000	386,266
Republic of Senegal, 6.75%, 3/13/2048		$1,161,000	769,994
Republic of Serbia, 6.25%, 5/26/2028 (n)		1,236,000	1,224,223
Republic of Serbia, 6.5%, 9/26/2033 (n)		1,519,000	1,473,977
Republic of South Africa, 9%, 1/31/2040	ZAR	23,730,000	892,940
Republic of South Africa, 5.75%, 9/30/2049		$1,921,000	1,297,828
Republic of South Africa, 7.3%, 4/20/2052		1,626,000	1,300,563
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)		4,379,000	1,676,273
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)		2,892,000	1,056,378
Republic of Turkey, 6.125%, 10/24/2028		1,507,000	1,307,503
Republic of Turkey, 7.625%, 4/26/2029		979,000	893,337
Republic of Turkey, 5.25%, 3/13/2030		1,110,000	879,675
Republic of Turkey, 5.95%, 1/15/2031		1,598,000	1,288,308
Republic of Turkey, 5.875%, 6/26/2031		1,176,000	934,920
Republic of Turkey, 9.375%, 1/19/2033		1,048,000	1,006,814
Republic of Turkey, 6.5%, 9/20/2033		1,591,000	1,279,934
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)		1,909,000	925,865
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,088,000	1,067,813
State of Qatar, 5.103%, 4/23/2048 (n)		1,215,000	1,204,301
State of Qatar, 4.817%, 3/14/2049 (n)		819,000	778,129
State of Qatar, 4.817%, 3/14/2049		619,000	588,109
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	588,759
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,110,263
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	3,882,200
Sultanate of Oman, 7%, 1/25/2051 (n)		1,897,000	1,835,366
Sultanate of Oman, 7%, 1/25/2051		3,459,000	3,346,617
United Arab Emirates, 4.951%, 7/07/2052 (n)		1,132,000	1,117,714
United Mexican States, 5.75%, 3/05/2026	MXN	17,400,000	892,526
United Mexican States, 7.5%, 6/03/2027		16,400,000	875,730
United Mexican States, 7.75%, 5/29/2031		37,800,000	2,005,287
United Mexican States, 4.875%, 5/19/2033		$1,282,000	1,224,375
United Mexican States, 3.5%, 2/12/2034		1,435,000	1,205,384
United Mexican States, 6.338%, 5/04/2053		6,055,000	6,071,862
			$161,022,929
Energy - Independent – 0.7%
Energean PLC, 6.5%, 4/30/2027 (n)		$1,565,000	$1,411,192
EQT Corp., 3.625%, 5/15/2031 (n)		2,977,000	2,537,386
Hess Corp., 5.8%, 4/01/2047		2,385,000	2,285,445
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,396,000	1,286,576
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		1,146,000	1,033,526
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		845,000	740,540
Pioneer Natural Resources Co., 1.9%, 8/15/2030		2,149,000	1,745,779
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		743,000	544,396
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	1,864,720
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		4,736,000	3,548,590
			$16,998,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$1,672,000	$1,372,269
BP Capital Markets America, Inc., 4.812%, 2/13/2033	1,140,000	1,127,223
BP Capital Markets America, Inc., 3.001%, 3/17/2052	1,301,000	875,281
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,818,000	1,799,789
Eni S.p.A., 4.25%, 5/09/2029 (n)	976,000	933,657
		$6,108,219
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,425,000	$1,310,805
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,323,000	1,887,945
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	909,000	841,634
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	855,000	789,588
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,636,000	1,360,939
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	686,000	679,003
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	1,995,278
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)(d)	1,792,000	266,462
Times China Holdings Ltd., 6.75%, 7/08/2025 (a)	1,256,000	70,005
		$9,201,659
Food & Beverages – 1.0%
Agrosuper S.A., 4.6%, 1/20/2032 (n)	$610,000	$525,166
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	2,533,000	2,648,879
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	826,000	553,998
Bacardi Ltd., 5.15%, 5/15/2038 (n)	1,036,000	973,016
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,121,000	1,972,530
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	1,439,000	1,221,711
Constellation Brands, Inc., 2.25%, 8/01/2031	1,839,000	1,501,455
Constellation Brands, Inc., 4.1%, 2/15/2048	3,081,000	2,479,605
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,065,000	898,104
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)	1,557,000	1,259,779
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033 (n)	894,000	833,700
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	736,595
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,419,000	1,397,706
Mars, Inc., 4.55%, 4/20/2028 (n)	2,150,000	2,146,236
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,050,335
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,204,147
SYSCO Corp., 2.45%, 12/14/2031	2,369,000	1,949,499
SYSCO Corp., 4.45%, 3/15/2048	1,219,000	1,023,101
		$24,375,562
Gaming & Lodging – 0.3%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	$803,000	$642,852
Marriott International, Inc., 2.85%, 4/15/2031	2,566,000	2,157,764
Marriott International, Inc., 3.5%, 10/15/2032	2,052,000	1,768,902
Sands China Ltd., 3.75%, 8/08/2031	1,670,000	1,342,388
VICI Properties LP, REIT, 4.75%, 2/15/2028	1,316,000	1,252,437
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	264,000	247,648
		$7,411,991
Industrial – 0.1%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	$627,000	$606,090
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	230,000	221,688
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	265,822
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,376,047
		$2,469,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.3%
AIA Group Ltd., 5.625%, 10/25/2027 (n)	$896,000	$928,402
Corebridge Financial, Inc., 3.9%, 4/05/2032	2,080,000	1,803,985
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,580,000	2,063,267
Equitable Holdings, Inc., 5.594%, 1/11/2033	2,538,000	2,488,219
		$7,283,873
Insurance - Health – 0.3%
Centene Corp., 2.625%, 8/01/2031	$1,568,000	$1,256,204
Humana, Inc., 4.95%, 10/01/2044	1,465,000	1,321,170
Humana, Inc., 5.5%, 3/15/2053	269,000	263,358
UnitedHealth Group, Inc., 5.3%, 2/15/2030	1,215,000	1,258,526
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,986,000	1,694,801
UnitedHealth Group, Inc., 4.625%, 7/15/2035	444,000	435,581
UnitedHealth Group, Inc., 5.875%, 2/15/2053	971,000	1,061,695
		$7,291,335
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033	$1,615,000	$1,582,465
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	3,843,000	3,095,390
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	187,000	154,966
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	632,000	534,723
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	1,589,000	1,555,375
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	1,274,000	1,270,267
		$8,193,186
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 5.7%, 5/23/2028 (n)	$554,000	$558,834
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,158,000	915,178
		$1,474,012
International Market Sovereign – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,115,000	$3,060,750
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,601,600
		$4,662,350
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$208,000	$195,961
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	1,339,000	1,297,091
CNH Industrial N.V., 3.85%, 11/15/2027	3,018,000	2,856,221
		$4,349,273
Major Banks – 3.3%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$2,249,000	$1,712,989
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	1,055,000	838,198
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	3,238,000	3,110,864
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	3,227,000	2,967,524
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	505,000	423,151
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,356,033
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	598,000	616,304
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	582,000	611,898
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,578,000	2,826,085
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,545,679
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	2,351,000	1,627,378
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	2,910,101
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	3,267,000	2,961,913
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	3,837,000	3,565,093
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	3,604,000	2,900,143
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	2,435,000	2,315,660
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,265,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	$2,419,000	$1,806,230
Kasikornbank PLC (Hong Kong Branch), 3.343% to 10/02/2026, FLR (CMT - 5yr. + 1.7%) to 10/02/2031	940,000	830,799
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,149,582
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	6,270,000	5,065,374
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,163,057
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	2,960,000	2,675,424
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	1,478,000	1,115,540
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	2,091,000	1,647,166
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	956,000	958,602
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	250,000	255,022
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	3,606,000	3,187,058
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	661,704
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	653,715
Royal Bank of Canada, 2.3%, 11/03/2031	4,776,000	3,879,279
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	1,923,531
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	1,964,000	1,986,177
Toronto-Dominion Bank, 4.108%, 6/08/2027	1,725,000	1,660,451
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,665,000	1,634,375
Toronto-Dominion Bank, 2%, 9/10/2031	1,949,000	1,541,931
Toronto-Dominion Bank, 4.456%, 6/08/2032	379,000	358,308
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,859,000	1,996,363
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,581,927
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	282,000	249,442
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	1,269,000	1,247,350
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	2,462,000	2,114,800
		$81,897,722
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$1,260,000	$1,081,795
Alcon, Inc., 2.75%, 9/23/2026 (n)	1,818,000	1,688,745
Becton, Dickinson and Co., 2.823%, 5/20/2030	1,871,000	1,641,635
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,123,000	2,969,110
CVS Health Corp., 5%, 2/20/2026	1,211,000	1,212,428
CVS Health Corp., 5.25%, 1/30/2031 (w)	543,000	545,060
CVS Health Corp., 5.625%, 2/21/2053	1,246,000	1,215,063
HCA, Inc., 5.2%, 6/01/2028	1,003,000	996,798
HCA, Inc., 5.875%, 2/01/2029	810,000	823,129
Marin General Hospital, 7.242%, 8/01/2045	839,000	839,831
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	1,704,859
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	497,000	405,721
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	613,843
		$15,738,017
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$4,299,000	$2,820,367
Metals & Mining – 0.4%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,578,000	$1,506,829
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	1,479,000	1,228,544
Antofagasta PLC, 5.625%, 5/13/2032 (n)	1,059,000	1,040,303
Ero Copper Corp., 6.5%, 2/15/2030 (n)	341,000	294,965
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)	1,185,000	1,168,706
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	1,809,000	1,486,779
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	1,694,753	1,592,831
Prumo Participacoes e Investimentos S.A., 7.5%, 12/31/2031	770,268	712,430
		$9,031,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.0%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$822,000	$749,519
Enbridge, Inc., 5.969%, 3/08/2026	861,000	864,431
Enbridge, Inc., 5.7%, 3/08/2033	1,199,000	1,219,277
Enbridge, Inc., 3.4%, 8/01/2051	1,735,000	1,171,768
Energy Transfer LP, 4%, 10/01/2027	893,000	844,175
Energy Transfer LP, 3.75%, 5/15/2030	888,000	804,274
Energy Transfer Partners LP, 5.15%, 3/15/2045	1,428,000	1,198,599
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	2,093,292	1,937,140
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,010,000	819,099
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,689,783	1,361,481
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,239,468
Peru LNG, 5.375%, 3/22/2030	1,254,000	997,762
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	414,000	407,004
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	1,827,000	1,616,340
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	1,810,000	1,323,647
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	3,055,000	2,910,332
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,798,000	1,700,062
Targa Resources Corp., 4.2%, 2/01/2033	2,118,000	1,869,351
Targa Resources Corp., 4.95%, 4/15/2052	2,512,000	1,995,703
		$25,029,432
Mortgage-Backed – 7.3%
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	$2,628,867	$2,651,143
Fannie Mae, 4.5%, 5/01/2025 - 11/01/2042	1,339,190	1,331,807
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	6,483,328	6,088,490
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	556,821	493,516
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	454,597	41,985
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	38,481	39,562
Fannie Mae, 3%, 2/25/2033 (i)	605,640	53,715
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,465,811	2,535,903
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	128,291	131,857
Fannie Mae, 3.5%, 4/25/2040 - 12/01/2047	2,234,160	2,104,595
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,569,266	3,449,659
Fannie Mae, 2%, 10/25/2040 - 5/25/2044	97,026	93,708
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 3/01/2052	23,007,949	19,931,728
Fannie Mae, UMBS, 2%, 5/01/2037 - 9/01/2052	21,609,468	18,134,436
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	2,097,135	1,635,812
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 11/01/2052	1,383,504	1,397,176
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	766,157	715,908
Fannie Mae, UMBS, 3%, 7/01/2050 - 3/01/2052	4,921,642	4,379,367
Fannie Mae, UMBS, 4%, 5/01/2052 - 9/01/2052	1,969,893	1,864,511
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	452,160	441,242
Fannie Mae, UMBS, 5%, 8/01/2052 - 9/01/2052	2,407,707	2,373,445
Fannie Mae, UMBS, 6%, 2/01/2053	291,705	305,685
Freddie Mac, 0.904%, 4/25/2024 (i)	13,925,469	75,677
Freddie Mac, 0.598%, 7/25/2024 (i)	20,160,923	91,696
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,834,226	1,813,995
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,225,328	1,184,571
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	3,762,160	3,517,871
Freddie Mac, 1.367%, 3/25/2027 (i)	2,188,000	100,090
Freddie Mac, 0.572%, 7/25/2027 (i)	44,405,831	881,185
Freddie Mac, 0.422%, 8/25/2027 (i)	33,487,477	514,173
Freddie Mac, 0.293%, 1/25/2028 (i)	60,337,345	769,766
Freddie Mac, 0.304%, 1/25/2028 (i)	25,951,748	341,177
Freddie Mac, 0.135%, 2/25/2028 (i)	77,622,266	517,958
Freddie Mac, 2.5%, 3/15/2028	44,311	44,055
Freddie Mac, 0.12%, 4/25/2028 (i)	50,140,670	319,687
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	3,601,050	3,297,660
Freddie Mac, 1.091%, 7/25/2029 (i)	8,080,569	440,667

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.143%, 8/25/2029 (i)	$14,155,874	$813,163
Freddie Mac, 1.799%, 4/25/2030 (i)	3,344,437	345,662
Freddie Mac, 1.868%, 4/25/2030 (i)	8,166,315	853,764
Freddie Mac, 1.665%, 5/25/2030 (i)	4,373,949	420,603
Freddie Mac, 1.798%, 5/25/2030 (i)	9,928,903	1,027,147
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	825,171	850,991
Freddie Mac, 1.342%, 6/25/2030 (i)	3,957,955	312,464
Freddie Mac, 1.6%, 8/25/2030 (i)	3,506,241	331,480
Freddie Mac, 1.17%, 9/25/2030 (i)	2,193,674	155,012
Freddie Mac, 0.329%, 1/25/2031 (i)	12,715,086	244,465
Freddie Mac, 0.781%, 1/25/2031 (i)	4,987,462	247,077
Freddie Mac, 0.855%, 9/25/2031 (i)	5,826,990	331,479
Freddie Mac, 3.82%, 12/25/2032	1,600,000	1,531,802
Freddie Mac, 4.35%, 1/25/2033	2,384,286	2,380,299
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,373,331	1,387,030
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	159,159	165,131
Freddie Mac, 5.5%, 2/15/2036 (i)	148,745	23,593
Freddie Mac, 6.5%, 5/01/2037	5,922	6,194
Freddie Mac, 4.5%, 12/15/2040 (i)	44,233	3,741
Freddie Mac, 3.25%, 11/25/2061	1,449,407	1,311,004
Freddie Mac, UMBS, 2%, 4/01/2037 - 6/01/2052	15,747,840	13,203,524
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 4/01/2052	9,374,980	8,067,437
Freddie Mac, UMBS, 3%, 3/01/2047 - 4/01/2052	3,415,110	3,062,797
Freddie Mac, UMBS, 1.5%, 6/01/2051 - 11/01/2051	63,971	49,873
Freddie Mac, UMBS, 3.5%, 5/01/2052 - 9/01/2052	4,651,655	4,275,525
Freddie Mac, UMBS, 4%, 5/01/2052 - 6/01/2052	1,444,060	1,369,548
Freddie Mac, UMBS, 6%, 10/01/2052	93,176	94,503
Freddie Mac, UMBS, 5.5%, 12/01/2052	584,839	586,267
Freddie Mac, UMBS, 4.5%, 1/01/2053	318,406	308,388
Ginnie Mae, 5.5%, 5/15/2033 - 4/20/2053	4,502,052	4,504,037
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	10,996,737	10,731,843
Ginnie Mae, 5.678%, 8/20/2034	389,569	396,881
Ginnie Mae, 4%, 5/16/2039 - 10/20/2052	3,959,640	3,780,678
Ginnie Mae, 3.5%, 10/20/2041 (i)	181,941	7,993
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	6,050,327	5,665,947
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	9,690,658	8,480,508
Ginnie Mae, 4%, 8/16/2042 (i)	277,604	40,424
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	7,744,725	7,006,265
Ginnie Mae, 5%, 5/20/2049 - 5/20/2053	3,850,503	3,804,696
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	2,163,300	1,833,608
Ginnie Mae, 0.586%, 2/16/2059 (i)	1,007,195	33,646
Ginnie Mae, TBA, 5.5%, 6/15/2053	2,775,000	2,773,266
UMBS, 2.5%, 3/01/2037	34,289	31,594
UMBS, TBA, 2.5%, 6/13/2053	3,250,000	2,778,306
		$179,735,133
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$705,427
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	650,000	599,927
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	234,624
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	390,762	373,329
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,308,287
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	936,000	790,528
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	210,000	200,845
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	162,433
		$4,375,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$295,000	$294,828
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$1,605,000	$1,508,335
Network & Telecom – 0.1%
AT&T, Inc., 2.75%, 6/01/2031	$775,000	$655,509
AT&T, Inc., 3.55%, 9/15/2055	633,000	435,492
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)	1,574,000	931,910
		$2,022,911
Oil Services – 0.0%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$625,150	$537,441
Oils – 0.0%
Puma International Financing S.A., 5%, 1/24/2026	$650,000	$594,714
Other Banks & Diversified Financials – 0.6%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$1,296,000	$1,255,052
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	1,239,000	1,122,844
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,083,726
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	982,275
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)	1,185,000	959,368
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,004,000	850,990
BSF Finance, 5.5%, 11/23/2027	800,000	814,896
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	1,246,000	1,165,966
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	1,218,000	1,058,418
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,485,640
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	883,075
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,518,190
		$15,180,440
Pharmaceuticals – 0.2%
Amgen, Inc., 5.15%, 3/02/2028	$638,000	$643,277
Amgen, Inc., 5.25%, 3/02/2030	601,000	605,665
AstraZeneca PLC, 1.375%, 8/06/2030	913,000	738,721
Merck & Co., Inc., 2.75%, 12/10/2051	826,000	562,980
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	1,770,000	1,777,099
Pfizer, Inc., 2.55%, 5/28/2040	826,000	599,608
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029	636,000	652,518
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031	424,000	440,255
		$6,020,123
Pollution Control – 0.1%
Waste Connections, Inc., 4.2%, 1/15/2033	$1,072,000	$1,010,965
Waste Management, Inc., 4.625%, 2/15/2033	1,806,000	1,784,891
		$2,795,856
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$2,052,000	$2,009,109
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3.1%, 12/02/2051	$1,167,000	$808,332
Real Estate - Apartment – 0.0%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$1,118,000	$887,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$2,124,000	$1,628,280
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	1,544,000	1,151,194
		$2,779,474
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$741,000	$566,307
Lexington Realty Trust Co., 2.7%, 9/15/2030	1,082,000	867,593
Lexington Realty Trust Co., 2.375%, 10/01/2031	474,000	359,987
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	386,000	301,821
		$2,095,708
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.75%, 11/18/2030	$2,605,000	$1,887,802
Retailers – 0.3%
Alibaba Group Holding Ltd., 3.15%, 2/09/2051	$1,582,000	$1,024,049
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	936,000	666,465
Amazon.com, Inc., 3.6%, 4/13/2032	1,488,000	1,395,794
AutoZone, Inc., 4.75%, 8/01/2032	1,156,000	1,125,460
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	1,154,000	1,017,227
Home Depot, Inc., 3.9%, 6/15/2047	1,446,000	1,208,281
		$6,437,276
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$801,000	$714,383
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	417,000	352,500
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	762,000	604,961
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	1,208,000	833,792
		$2,505,636
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$910,000	$736,113
DICK'S Sporting Goods, 4.1%, 1/15/2052	1,181,000	787,144
		$1,523,257
Telecommunications - Wireless – 0.7%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	$1,267,000	$1,244,547
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	2,254,000	2,159,632
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	737,000	551,991
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	764,000	675,166
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	2,401,000	1,989,303
Rogers Communications, Inc., 3.7%, 11/15/2049	1,709,000	1,200,711
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032	879,000	788,374
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	1,203,000	1,107,819
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,182,000	2,115,796
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,390,000	1,211,685
T-Mobile USA, Inc., 5.05%, 7/15/2033	1,507,000	1,485,961
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,220,180
Vodafone Group PLC, 5.625%, 2/10/2053	1,305,000	1,246,250
		$16,997,415
Tobacco – 0.1%
Philip Morris International, Inc., 5.625%, 11/17/2029	$605,000	$619,843
Philip Morris International, Inc., 5.125%, 2/15/2030	1,467,000	1,451,857
		$2,071,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$1,694,000	$1,126,849
Cliffton Ltd., 6.25%, 10/25/2025 (n)	2,561,000	2,439,352
ERAC USA Finance LLC, 3.3%, 12/01/2026	2,463,000	2,316,608
ICTSI Treasury B.V., 3.5%, 11/16/2031	1,309,000	1,094,184
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070	390,000	376,350
		$7,353,343
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$14,560	$14,143
Small Business Administration, 2.21%, 2/01/2033	87,239	79,554
Small Business Administration, 2.22%, 3/01/2033	143,424	130,598
Small Business Administration, 3.15%, 7/01/2033	178,087	168,181
Small Business Administration, 3.16%, 8/01/2033	213,829	202,867
Small Business Administration, 3.62%, 9/01/2033	158,712	152,189
		$747,532
U.S. Treasury Obligations – 6.1%
U.S. Treasury Bill, 0%, 8/01/2023	$3,811,000	$3,778,099
U.S. Treasury Bonds, 6.375%, 8/15/2027	106,000	116,120
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,180,426
U.S. Treasury Bonds, 1.375%, 11/15/2040	3,948,000	2,646,856
U.S. Treasury Bonds, 2.375%, 2/15/2042	10,173,000	7,956,399
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,768,368
U.S. Treasury Bonds, 2.5%, 2/15/2046	3,581,000	2,765,064
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	6,059,054
U.S. Treasury Bonds, 2.875%, 5/15/2052	1,749,000	1,448,254
U.S. Treasury Notes, 0.125%, 7/15/2023	2,180,000	2,165,851
U.S. Treasury Notes, 2.5%, 8/15/2023	7,225,000	7,181,836
U.S. Treasury Notes, 0.375%, 10/31/2023	11,653,300	11,414,771
U.S. Treasury Notes, 0.875%, 1/31/2024	3,568,600	3,465,863
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,716,003
U.S. Treasury Notes, 2.25%, 3/31/2024	17,244,000	16,823,004
U.S. Treasury Notes, 4.25%, 12/31/2024	1,025,000	1,017,513
U.S. Treasury Notes, 3.875%, 3/31/2025	2,344,000	2,316,897
U.S. Treasury Notes, 2.625%, 4/15/2025	1,925,000	1,860,482
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,063,844
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,377,849
U.S. Treasury Notes, 3.625%, 3/31/2028	11,275,000	11,188,676
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,548,793
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,688,568
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,259,592
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,517,969
U.S. Treasury Notes, 2.75%, 8/15/2032	14,707,000	13,675,786
U.S. Treasury Notes, 3.25%, 5/15/2042	1,714,000	1,539,453
		$150,541,390
Utilities - Electric Power – 2.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$1,238,000	$1,190,028
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,546,875	1,958,686
AEP Transmission Co. LLC, 5.4%, 3/15/2053	558,000	567,297
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,018,000	960,391
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,734,897
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	675,000	589,309
Alabama Power Co., 3.45%, 10/01/2049	2,366,000	1,727,269
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,025,917	742,251
American Electric Power Co., Inc., 5.699%, 8/15/2025 (w)	763,000	697,344
American Electric Power Co., Inc., 2.3%, 3/01/2030	1,879,000	1,567,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
American Electric Power Co., Inc., 5.625%, 3/01/2033	$668,000	$681,350
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	253,027
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,054,328	804,768
CenterPoint Energy, Inc., 2.65%, 6/01/2031	936,000	785,225
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027 (n)	1,436,850	1,241,276
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	3,193,000	2,734,209
Duke Energy Corp., 3.3%, 6/15/2041	2,162,000	1,586,683
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	967,000	855,795
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)	1,095,000	996,450
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	1,080,000	1,054,784
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	1,318,000	1,030,256
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	1,023,000	1,175,458
Energuate Trust, 5.875%, 5/03/2027	1,002,000	932,912
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	914,253
Evergy, Inc., 2.9%, 9/15/2029	2,074,000	1,831,599
FirstEnergy Corp., 2.65%, 3/01/2030	1,863,000	1,581,221
Florida Power & Light Co., 2.85%, 4/01/2025	850,000	821,011
Florida Power & Light Co., 4.45%, 5/15/2026	695,000	691,104
Florida Power & Light Co., 3.95%, 3/01/2048	1,629,000	1,357,563
Georgia Power Co., 4.7%, 5/15/2032	2,379,000	2,314,797
Georgia Power Co., 5.125%, 5/15/2052	1,101,000	1,053,299
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	1,121,420	989,653
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)	955,000	812,468
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)	1,322,000	1,251,859
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	605,000	564,768
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,404,000	1,998,488
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,039,000	948,088
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	848,000	857,377
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	1,197,000	973,710
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	1,173,000	974,499
Pacific Gas & Electric Co., 3.25%, 2/16/2024	654,000	640,740
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,645,000	1,296,479
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	1,044,107
Southern California Edison Co., 4.5%, 9/01/2040	454,000	392,420
Southern California Edison Co., 3.65%, 2/01/2050	796,000	591,124
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	867,225	763,158
Transelec S.A., 3.875%, 1/12/2029 (n)	811,000	740,496
Virginia Electric & Power Co., 2.875%, 7/15/2029	1,367,000	1,225,436
WEC Energy Group, Inc., 4.75%, 1/09/2026	2,359,000	2,346,475
Xcel Energy, Inc., 4.6%, 6/01/2032	1,907,000	1,835,372
		$56,678,704
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$1,634,000	$1,531,895
Total Bonds		$1,073,314,309
Common Stocks – 29.5%
Aerospace & Defense – 0.5%
General Dynamics Corp.	56,775	$11,592,319
Alcoholic Beverages – 0.2%
Kirin Holdings Co. Ltd.	250,100	$3,732,876
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	16,851	$2,674,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.2%
Bridgestone Corp.	34,300	$1,397,849
Stellantis N.V.	162,830	2,468,363
		$3,866,212
Biotechnology – 0.2%
Biogen, Inc. (a)	4,457	$1,321,099
Gilead Sciences, Inc.	40,720	3,132,997
		$4,454,096
Broadcasting – 0.4%
Omnicom Group, Inc.	114,783	$10,122,713
Brokerage & Asset Managers – 0.1%
Bank of New York Mellon Corp.	63,423	$2,549,605
Business Services – 0.1%
Amdocs Ltd.	39,319	$3,702,670
Cable TV – 0.3%
Comcast Corp., “A”	210,444	$8,280,971
Chemicals – 0.0%
Nutrien Ltd.	15,108	$795,966
Computer Software – 0.1%
Microsoft Corp.	8,203	$2,693,783
Computer Software - Systems – 0.7%
Hitachi Ltd.	65,000	$3,753,741
Hon Hai Precision Industry Co. Ltd.	1,407,000	4,876,593
Lenovo Group Ltd.	2,746,000	2,581,021
Samsung Electronics Co. Ltd.	74,482	4,006,792
Seagate Technology Holdings PLC	30,396	1,826,800
		$17,044,947
Construction – 2.1%
American Homes 4 Rent, “A”, REIT	348,161	$11,934,959
Anhui Conch Cement Co. Ltd.	1,041,500	2,766,533
AvalonBay Communities, Inc., REIT	104,423	18,167,514
Essex Property Trust, Inc., REIT	79,478	17,172,017
Zhejiang Supor Co. Ltd.	77,800	489,617
		$50,530,640
Consumer Products – 0.8%
Colgate-Palmolive Co.	107,389	$7,987,594
Kimberly-Clark Corp.	93,815	12,597,478
		$20,585,072
Electronics – 0.7%
Novatek Microelectronics Corp.	171,000	$2,367,928
Texas Instruments, Inc.	91,338	15,881,851
		$18,249,779
Energy - Independent – 0.2%
Phillips 66	39,644	$3,631,787
Valero Energy Corp.	20,022	2,143,155
		$5,774,942

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.1%
China Petroleum & Chemical Corp.	14,986,000	$9,435,088
Eni S.p.A.	400,156	5,325,198
Exxon Mobil Corp.	38,954	3,980,320
LUKOIL PJSC (a)(u)	17,902	0
Suncor Energy, Inc.	45,494	1,274,502
TotalEnergies SE	110,015	6,241,944
		$26,257,052
Engineering - Construction – 0.0%
ACS Actividades de Construcción y Servicios S.A.	36,655	$1,219,298
Food & Beverages – 1.2%
Archer Daniels Midland Co.	53,778	$3,799,416
Coca-Cola FEMSA S.A.B. de C.V.	25,820	2,138,412
General Mills, Inc.	172,293	14,500,179
J.M. Smucker Co.	43,868	6,430,610
Nestle S.A.	26,573	3,148,204
		$30,016,821
Food & Drug Stores – 0.4%
BIM Birlesik Magazalar A.S.	599,197	$4,074,204
Tesco PLC	1,754,652	5,692,480
		$9,766,684
Forest & Paper Products – 0.8%
Rayonier, Inc., REIT	290,913	$8,529,569
Weyerhaeuser Co., REIT	379,455	10,875,180
		$19,404,749
Health Maintenance Organizations – 0.1%
Cigna Group	9,262	$2,291,511
Insurance – 1.3%
Equitable Holdings, Inc.	229,843	$5,640,347
Hartford Financial Services Group, Inc.	39,588	2,712,570
Manulife Financial Corp.	576,825	10,686,666
MetLife, Inc.	81,195	4,023,212
Samsung Fire & Marine Insurance Co. Ltd.	25,405	4,316,314
Zurich Insurance Group AG	7,782	3,640,002
		$31,019,111
Machinery & Tools – 0.4%
GEA Group AG	37,338	$1,568,087
Timken Co.	14,533	1,039,836
Volvo Group	422,935	7,804,487
		$10,412,410
Major Banks – 1.1%
BNP Paribas	158,760	$9,165,419
DBS Group Holdings Ltd.	548,700	12,294,321
Erste Group Bank AG	46,651	1,509,421
Regions Financial Corp.	188,287	3,251,717
		$26,220,878
Medical & Health Technology & Services – 0.9%
Encompass Health Corp.	235,589	$14,611,230
McKesson Corp.	18,332	7,164,879
		$21,776,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.9%
Adaro Energy Indonesia TBK PT	3,010,900	$409,756
Fortescue Metals Group Ltd.	46,261	578,339
Glencore PLC	352,557	1,804,469
PT United Tractors Tbk	340,200	504,399
Rio Tinto PLC	217,712	12,950,748
United States Steel Corp.	157,748	3,300,088
Vale S.A.	216,100	2,718,022
		$22,265,821
Network & Telecom – 1.2%
Equinix, Inc., REIT	40,181	$29,956,945
Other Banks & Diversified Financials – 0.3%
China Construction Bank Corp.	3,783,000	$2,420,401
KB Financial Group, Inc.	30,256	1,094,208
Sberbank of Russia PJSC (a)(u)	1,738,404	0
SLM Corp.	193,898	2,958,884
		$6,473,493
Pharmaceuticals – 2.8%
Bayer AG	101,446	$5,653,834
Johnson & Johnson	80,964	12,554,278
Merck & Co., Inc.	204,086	22,533,135
Novartis AG	29,885	2,860,035
Organon & Co.	258,453	5,011,404
Pfizer, Inc.	93,081	3,538,939
Roche Holding AG	44,467	14,071,248
Sanofi	33,000	3,346,769
		$69,569,642
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	18,154	$1,631,682
Railroad & Shipping – 0.0%
A.P. Moller-Maersk A/S	422	$709,628
Orient Overseas International Ltd.	42,500	518,058
		$1,227,686
Real Estate – 7.2%
Alexandria Real Estate Equities, Inc., REIT	100,740	$11,429,961
Brixmor Property Group, Inc., REIT	725,705	14,535,871
Broadstone Net Lease, Inc., REIT	43,566	683,115
Douglas Emmett, Inc., REIT	152,403	1,767,875
Equity Lifestyle Properties, Inc., REIT	227,166	14,350,076
Extra Space Storage, Inc., REIT	110,445	15,933,900
Farmland Partners, Inc., REIT	262,849	2,983,336
NNN REIT, Inc.	393,002	16,718,305
Phillips Edison & Co., REIT	420,887	12,209,932
Prologis, Inc., REIT	257,056	32,016,325
Simon Property Group, Inc., REIT	232,448	24,441,907
Sun Communities, Inc., REIT	124,813	15,805,070
Urban Edge Properties, REIT	868,287	11,574,266
W.P. Carey, Inc., REIT	29,528	2,048,062
		$176,498,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.2%
Sodexo	20,344	$2,197,403
Texas Roadhouse, Inc.	18,454	1,991,187
		$4,188,590
Specialty Chemicals – 0.0%
Chemours Co.	41,609	$1,102,222
Telecommunications - Wireless – 1.2%
American Tower Corp., REIT	22,473	$4,144,920
KDDI Corp.	399,200	12,294,759
PT Telekom Indonesia	6,581,400	1,773,773
SBA Communications Corp., REIT	51,335	11,385,076
		$29,598,528
Telephone Services – 0.3%
France Telecom	254,504	$3,039,223
Hellenic Telecommunications Organization S.A.	219,357	3,357,621
		$6,396,844
Tobacco – 0.5%
British American Tobacco PLC	209,198	$6,647,623
Japan Tobacco, Inc. (l)	271,900	5,932,718
		$12,580,341
Utilities - Electric Power – 0.8%
E.ON SE	432,288	$5,226,042
Edison International	110,765	7,478,853
Iberdrola S.A.	234,212	2,853,981
PG&E Corp. (a)	115,470	1,956,062
Vistra Corp.	48,550	1,163,743
		$18,678,681
Total Common Stocks		$725,204,202
Preferred Stocks – 0.3%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	35,767	$1,579,165
Metals & Mining – 0.2%
Gerdau S.A.	1,011,415	$4,778,668
Total Preferred Stocks		$6,357,833
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.2%
Boston Scientific Corp., 5.5%	30,481	$3,724,169
Investment Companies (h) – 26.3%
Mutual Funds – 22.6%
MFS High Yield Pooled Portfolio (v)	70,531,171	$556,490,941
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 4.88% (v)	90,252,732	$90,243,706
Total Investment Companies		$646,734,647

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
S&P 500 Index – June 2023 @ $3,000	Put	Goldman Sachs International	$ 125,394,900	300	$15,000
Other Assets, Less Liabilities – 0.0%	338,990
Net Assets – 100.0%	$2,455,689,150
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $646,734,647 and $1,808,615,513, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $270,934,839, representing 11.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026	11/04/2019-6/03/2020	$3,064,674	$746,640
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	1,721,000	USD	337,722	Banco Santander S.A.	6/02/2023	$1,504
BRL	2,120,418	USD	416,103	Barclays Bank PLC	6/02/2023	1,854
BRL	2,965,712	USD	578,097	Goldman Sachs International	6/02/2023	6,476
CLP	476,995,894	USD	587,716	Citibank N.A.	6/02/2023	1,164
CLP	1,351,595,784	USD	1,631,872	Goldman Sachs International	6/02/2023	36,754
HUF	407,114,506	USD	1,150,228	HSBC Bank	6/21/2023	17,763
HUF	616,585,048	USD	1,748,751	JPMorgan Chase Bank N.A.	7/21/2023	5,572
USD	344,434	BRL	1,721,000	Banco Santander S.A.	6/02/2023	5,207
USD	426,750	BRL	2,120,418	Barclays Bank PLC	6/02/2023	8,794
USD	169,888	BRL	875,706	Goldman Sachs International	9/01/2023	197
USD	592,608	CLP	476,995,894	Citibank N.A.	6/02/2023	3,727
USD	12,712,390	EUR	11,549,325	HSBC Bank	7/21/2023	332,158
USD	1,386,993	EUR	1,278,037	Morgan Stanley Capital Services, Inc.	7/21/2023	17,008
USD	1,133,670	HUF	392,773,357	JPMorgan Chase Bank N.A.	7/21/2023	16,142
USD	2,431,382	MYR	10,700,080	Barclays Bank PLC	6/20/2023	110,008
USD	986,799	TWD	29,788,024	Citibank N.A.	7/11/2023	13,087
USD	979,405	ZAR	18,786,208	Merrill Lynch International	7/21/2023	31,367
						$608,782
Liability Derivatives
BRL	875,706	USD	172,722	Goldman Sachs International	6/02/2023	$(111)
EUR	1,217,854	USD	1,317,467	Brown Brothers Harriman	7/21/2023	(11,995)
EUR	1,113,507	USD	1,214,901	Merrill Lynch International	7/21/2023	(21,283)
EUR	351,063	USD	388,570	Morgan Stanley Capital Services, Inc.	7/21/2023	(12,250)
HUF	98,959,055	USD	285,548	HSBC Bank	7/21/2023	(3,988)
IDR	14,651,874,057	USD	997,133	Merrill Lynch International	8/07/2023	(20,410)
IDR	5,081,680,399	USD	344,063	Morgan Stanley Capital Services, Inc.	8/07/2023	(5,308)
INR	109,883,065	USD	1,333,091	Morgan Stanley Capital Services, Inc.	7/11/2023	(6,768)
JPY	215,547,497	USD	1,640,424	UBS AG	7/21/2023	(81,325)
MYR	10,700,080	USD	2,453,697	Barclays Bank PLC	6/20/2023	(132,323)
USD	753,825	BRL	3,841,418	Goldman Sachs International	6/02/2023	(3,358)
USD	1,654,438	CLP	1,351,595,784	Goldman Sachs International	6/02/2023	(14,188)
USD	1,163,364	HUF	407,114,506	JPMorgan Chase Bank N.A.	6/21/2023	(4,627)
USD	908,907	HUF	322,770,746	Morgan Stanley Capital Services, Inc.	7/21/2023	(9,448)
USD	2,387,644	MXN	43,961,484	HSBC Bank	7/21/2023	(72,193)
USD	430,150	MXN	7,818,152	UBS AG	7/21/2023	(7,310)
						$(406,885)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	148	$18,994,875	September – 2023	$178,999
U.S. Treasury Note 10 yr	Long	USD	665	76,121,719	September – 2023	47,211
U.S. Treasury Note 2 yr	Long	USD	274	56,396,906	September – 2023	90,063
U.S. Treasury Ultra Bond	Long	USD	99	13,550,625	September – 2023	221,608
						$537,881

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	100	$10,907,813	September – 2023	$(2,536)
U.S. Treasury Ultra Note 10 yr	Short	USD	272	32,763,250	September – 2023	(173,562)
						$(176,098)
At May 31, 2023, the fund had cash collateral of $110,000 and other liquid securities with an aggregate value of $3,129,589 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$514,534,476	$—	$—	$514,534,476
Japan	27,111,943	—	—	27,111,943
United Kingdom	27,095,320	—	—	27,095,320
Switzerland	26,394,001	—	—	26,394,001
France	23,990,758	—	—	23,990,758
China	18,210,718	—	—	18,210,718
Canada	12,757,134	—	—	12,757,134
Germany	12,447,963	—	—	12,447,963
Singapore	12,294,321	—	—	12,294,321
Other Countries	60,464,570	—	0	60,464,570
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	151,288,922	—	151,288,922
Non - U.S. Sovereign Debt	—	245,239,410	—	245,239,410
Municipal Bonds	—	4,375,400	—	4,375,400
U.S. Corporate Bonds	—	264,474,016	—	264,474,016
Residential Mortgage-Backed Securities	—	179,735,133	—	179,735,133
Commercial Mortgage-Backed Securities	—	10,733,781	—	10,733,781
Asset-Backed Securities (including CDOs)	—	22,767,370	—	22,767,370
Foreign Bonds	—	194,700,277	—	194,700,277
Mutual Funds	646,734,647	—	—	646,734,647
Total	$1,382,035,851	$1,073,314,309	$0	$2,455,350,160
Other Financial Instruments
Futures Contracts – Assets	$537,881	$—	$—	$537,881
Futures Contracts – Liabilities	(176,098)	—	—	(176,098)
Forward Foreign Currency Exchange Contracts – Assets	—	608,782	—	608,782
Forward Foreign Currency Exchange Contracts – Liabilities	—	(406,885)	—	(406,885)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 2/28/23	$520,336
Realized gain (loss)	623,766
Change in unrealized appreciation or depreciation	(520,336)
Disposed of as part of a corporate action	(623,766)
Balance as of 5/31/23	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2023 is $0. At May 31, 2023, the fund held two level 3 securities.
(2) Securities Lending Collateral
At May 31, 2023, the value of securities loaned was $2,662,271. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $2,813,324.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$591,376,239	$9,907,996	$44,102,381	$(5,410,725)	$4,719,812	$556,490,941
MFS Institutional Money Market Portfolio	151,917,677	205,840,930	267,504,116	6,617	(17,402)	90,243,706
	$743,293,916	$215,748,926	$311,606,497	$(5,404,108)	$4,702,410	$646,734,647
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$9,270,391	$—
MFS Institutional Money Market Portfolio	1,186,896	—
	$10,457,287	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2023, are as follows:
United States	69.1%
Canada	2.8%
United Kingdom	2.4%
Japan	1.6%
Mexico	1.3%
France	1.3%
Switzerland	1.3%
China	1.2%
India	0.9%
Other Countries	18.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.